Investment Objectives and Goals	Nov. 11, 2026
Sterling Capital Hedged BDC Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Hedged BDC Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and total return.
Sterling Capital Macro-Led International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Macro-Led International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Sterling Capital AI Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital AI Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.